Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
The table below presents goodwill balances by business segment at December 31, 2015 and 2014. The reporting units utilized for goodwill impairment testing are the operating segments or one level below.

Goodwill

	December 31
(Dollars in millions)	2015	2014
Consumer Banking	$30,123	$30,123
Global Wealth & Investment Management	9,698	9,698
Global Banking	23,923	23,923
Global Markets	5,197	5,197
All Other	820	836
Total goodwill	$69,761	$69,777

For purposes of goodwill impairment testing, the Corporation utilizes allocated equity as a proxy for the carrying value of its reporting units. Allocated equity in the reporting units is comprised of allocated capital plus capital for the portion of goodwill and intangibles specifically assigned to the reporting unit. The goodwill impairment test involves comparing the fair value of each reporting unit to its carrying value, including goodwill, as measured by allocated equity.
Annual Impairment Tests
The Corporation completed its annual goodwill impairment tests as of June 30, 2015 and 2014 for all applicable reporting units. Based on the results of the annual goodwill impairment test, the Corporation determined there was no impairment.
Effective January 1, 2015, the Corporation changed its basis of presentation related to its business segments. The realignment triggered a test for goodwill impairment, which was performed both immediately before and after the realignment. The fair value of the affected reporting units exceeded their carrying value and, accordingly, no goodwill impairment resulted from the realignment.
Intangible Assets
The table below presents the gross and net carrying values and accumulated amortization for intangible assets at December 31, 2015 and 2014.

Intangible Assets (1, 2)

	December 31
	2015			2014
(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Purchased credit card relationships	$5,450	$4,755	$695	$5,504	$4,527	$977
Core deposit intangibles	1,779	1,505	274	1,779	1,382	397
Customer relationships	3,927	2,990	937	4,025	2,648	1,377
Affinity relationships	1,556	1,356	200	1,565	1,283	282
Other intangibles (3)	2,143	481	1,662	2,045	466	1,579
Total intangible assets	$14,855	$11,087	$3,768	$14,918	$10,306	$4,612

(1)	Excludes fully amortized intangible assets.

(2)	At December 31, 2015 and 2014, none of the intangible assets were impaired.

(3)	Includes intangible assets associated with trade names that have an indefinite life and, accordingly, are not amortized.
The tables below present intangible asset amortization expense for 2015, 2014 and 2013, and estimated future intangible asset amortization expense as of December 31, 2015.

Amortization Expense

(Dollars in millions)	2015	2014	2013
Purchased credit card and affinity relationships	$356	$415	$475
Core deposit intangibles	122	140	197
Customer relationships	340	355	371
Other intangibles	16	26	43
Total amortization expense	$834	$936	$1,086

Estimated Future Amortization Expense

(Dollars in millions)	2016	2017	2018	2019	2020
Purchased credit card and affinity relationships	$298	$237	$179	$121	$60
Core deposit intangibles	104	90	80	—	—
Customer relationships	325	310	302	—	—
Other intangibles	10	6	4	2	—
Total estimated future amortization expense	$737	$643	$565	$123	$60